Loss Per Share - Schedule of Weighted Average Number of Shares Used as Denominator (Details) (20-F) (Parenthetical) - shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Loss per share for profit attributable to the ordinary equity holders of the company:
Number of options outstanding excluded from calculation diluted earnings per share	114,250,000	55,102,778	75,102,778